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JOHN M. THORNTON john.thornton@dechert.com +1 202 261 3377 Direct +1 202 261 3077 Fax

October 10, 2013

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, N.E.

Washington, D.C. 20549

Re:	Goldman Sachs Variable Insurance Trust (the “Registrant”) File Nos. 333-35883 and 811-08361 Post-Effective Amendment No. 36 (the “Amendment”) to the Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of the Registrant, electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 36 (“PEA 36”) to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act. This Registration Statement is being filed solely for the purpose of (i) registering Institutional Shares of Goldman Sachs Global Markets Navigator Fund and Goldman Sachs Money Market Fund (the “Funds”) and (ii) in connection therewith, incorporating comments that the Securities and Exchange Commission (“SEC”) staff provided to us on October 7, 2013 to Post-Effective Amendment N. 35 to the Registrant’s registration statement. The Funds are existing series of the Registrant that currently offer only Service Shares, and this Amendment is making no material changes to the Funds’ investment strategies, policies or risks. Moreover, other series of the Registrant currently offer Institutional Shares, and no changes are being made to the characteristics of this Share class in this Amendment. As discussed telephonically with Ms. Ashley Vroman-Lee on October 7, 2013, as separate correspondence, the Registrant will be making a request to accelerate the effectiveness of this filing to October 15, 2013, so your prompt review of this filing would be greatly appreciated.

We hereby request, in reliance upon Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984), that this Amendment receive selective review from the SEC and its Staff of the changes contained herein, because the additional disclosures set forth in this Amendment are “not substantially different” from the disclosures that the Trust previously filed in Post-Effective Amendment No. 35 to the Registrant’s registration statement on Form N-1A.

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Filing Desk October 10, 2013 Page 2

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 202.261.3377.

Sincerely,

/s/ John M. Thornton

John M. Thornton

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